Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about other financial assets [line items]
Financial assets held to maturity, current	$ 185,913	$ 462,801
Hedging derivatives, current	20,038,433	121,443
Non-Hedging derivatives, current	402,716	0
Other current financial assets	20,627,062	584,244
Financial assets held to maturity, non-current	0	652,733
Hedging derivatives, non-current	30,789,703	25,533,189
Non-Hedging derivatives non-current	0	0
Other non-current financial assets	33,418,204	28,827,542
Unquoted Equity Securities [Member]
Disclosure of information about other financial assets [line items]
Available-for-sale financial investments, current	0	0
Available-for-sale financial investments, non-current	2,595,343	2,616,239
Quoted Equity Securities [Member]
Disclosure of information about other financial assets [line items]
Available-for-sale financial investments, current	0	0
Available-for-sale financial investments, non-current	$ 33,158	$ 25,381